Basis of Preparation and Summary of Significant accounting Policies - Additional Information1 (Detail)	12 Months Ended
Oct. 31, 2020
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	40 years
Computer equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	3 years
Computer equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	7 years
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	4 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of assets	15 years
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of useful life of assets	Over the estimated useful life